Document and Entity Information	Jun. 03, 2024
Details
Registrant CIK	0001740797
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	AVANT TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	333-225433
Entity Tax Identification Number	38-4053064
Entity Address, Address Line One	5348 Vegas Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	866
Local Phone Number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false